Annual Operating Expenses {- Fidelity Low Duration Bond Factor ETF} - 10.31 Fidelity Low Duration Bond Factor ETF PRO-09 - Fidelity Low Duration Bond Factor ETF - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2021
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.15%